PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	InterestRate	MaturityDate	Principal Amount (000)#		Value
Long-Term Investments 92.7%
Sovereign Bonds 84.5%
Angola 0.3%
Angolan Government International Bond, Sr. Unsec’d. Notes	9.500%	11/12/25		200	$ 232,802
Argentina 0.3%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	5.625	01/26/22		180	88,903
Provincia de Buenos Aires/Government Bonds,
Sr. Unsec’d. Notes	9.125	03/16/24		200	77,232
Sr. Unsec’d. Notes	9.950	06/09/21		140	59,815
					225,950
Bahrain 0.3%
Bahrain Government International Bond, Sr. Unsec’d. Notes	6.125	07/05/22		200	214,856
Brazil 4.6%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		392	421,713
Brazil Notas do Tesouro Nacional,
Notes, Series F	10.000	01/01/23	BRL	2,511	653,962
Notes, Series F	10.000	01/01/25	BRL	3,336	900,417
Notes, Series F	10.000	01/01/27	BRL	5,390	1,494,647

Brazil Notas do Tesouro Nacional Serie B, Notes	6.000	08/15/30	BRL	333	97,968
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500	01/05/24	BRL	54	13,917
					3,582,624
Chile 2.4%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	4.500	03/01/26	CLP	655,000	888,129
Bonds	5.000	03/01/35	CLP	120,000	174,205
Bonds, Series 30YR	6.000	01/01/43	CLP	255,000	429,510
Unsec’d. Notes, 144A	4.000	03/01/23	CLP	250,000	327,715
					1,819,559

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China 0.9%
China Government Bond,
Bonds, Series 1906	3.290%	05/23/29	CNH	3,000	$ 436,857
Unsec’d. Notes, Series 1910	3.860	07/22/49	CNH	1,470	220,010
					656,867
Colombia 4.2%
Colombian TES,
Bonds, Series B	6.000	04/28/28	COP	5,781,000	1,726,012
Bonds, Series B	6.250	11/26/25	COP	500,000	152,514
Bonds, Series B	7.000	06/30/32	COP	2,487,600	788,265
Bonds, Series B	7.250	10/18/34	COP	829,000	266,773
Bonds, Series B	7.500	08/26/26	COP	500,000	162,300
Bonds, Series B	7.750	09/18/30	COP	500,000	167,717
					3,263,581
Czech Republic 1.9%
Czech Republic Government Bond,
Bonds, Series 049	4.200	12/04/36	CZK	3,500	212,455
Bonds, Series 053	4.850	11/26/57	CZK	3,740	275,943
Bonds, Series 094	0.950	05/15/30	CZK	5,600	232,895
Bonds, Series 100	0.250	02/10/27	CZK	4,300	173,456
Bonds, Series 15YR	2.000	10/13/33	CZK	11,920	558,585
					1,453,334
Dominican Republic 0.5%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.875	04/18/24		250	268,468
Sr. Unsec’d. Notes	9.750	06/05/26	DOP	8,000	152,623
					421,091
Ecuador 0.3%
Ecuador Government International Bond, Sr. Unsec’d. Notes	10.750	03/28/22		260	257,645

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Egypt 0.4%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, EMTN	4.750%	04/11/25	EUR	175	$ 209,301
Sr. Unsec’d. Notes, EMTN	4.750	04/11/25	EUR	100	119,601
					328,902
El Salvador 0.2%
El Salvador Government International Bond, Sr. Unsec’d. Notes	7.750	01/24/23		125	138,406
Gabon 0.3%
Gabon Government International Bond, Bonds	6.375	12/12/24		200	215,000
Ghana 0.3%
Ghana Government International Bond, Sr. Unsec’d. Notes	7.875	08/07/23		200	223,790
Greece 0.3%
Hellenic Republic Government Bond, Bonds	3.500	01/30/23	EUR	165	200,971
Hungary 3.2%
Hungary Government Bond,
Bonds, Series 24/C	2.500	10/24/24	HUF	40,000	140,569
Bonds, Series 25/B	5.500	06/24/25	HUF	329,280	1,327,222
Bonds, Series 26/D	2.750	12/22/26	HUF	50,000	177,626
Bonds, Series 27/A	3.000	10/27/27	HUF	42,680	153,913
Bonds, Series 28/A	6.750	10/22/28	HUF	121,680	559,217
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	75,433
					2,433,980
Indonesia 9.0%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes, Series 056	8.375	09/15/26	IDR	15,591,000	1,254,737
Sr. Unsec’d. Notes, Series 059	7.000	05/15/27	IDR	7,765,000	580,541
Sr. Unsec’d. Notes, Series 063	5.625	05/15/23	IDR	2,250,000	164,478
Sr. Unsec’d. Notes, Series 065	6.625	05/15/33	IDR	8,200,000	565,468
Sr. Unsec’d. Notes, Series 068	8.375	03/15/34	IDR	8,950,000	718,620
Sr. Unsec’d. Notes, Series 070	8.375	03/15/24	IDR	7,910,000	629,032

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia (cont’d.)
Indonesia Treasury Bond, (cont’d.)
Sr. Unsec’d. Notes, Series 071	9.000%	03/15/29	IDR	7,310,000	$ 613,370
Sr. Unsec’d. Notes, Series 072	8.250	05/15/36	IDR	10,260,000	808,698
Sr. Unsec’d. Notes, Series 073	8.750	05/15/31	IDR	6,505,000	540,716
Sr. Unsec’d. Notes, Series 077	8.125	05/15/24	IDR	3,500,000	276,401
Sr. Unsec’d. Notes, Series 078	8.250	05/15/29	IDR	7,600,000	612,344
Sr. Unsec’d. Notes, Series 079	8.375	04/15/39	IDR	2,520,000	201,107
					6,965,512
Iraq 0.4%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		280	282,269
Ivory Coast 0.4%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.125	06/15/25	EUR	265	327,139
Kenya 0.3%
Kenya Government International Bond, Sr. Unsec’d. Notes	6.875	06/24/24		200	216,933
Malaysia 5.4%
Malaysia Government Bond,
Sr. Unsec’d. Notes	3.955	09/15/25	MYR	1,150	294,083
Sr. Unsec’d. Notes, Series 116	3.800	08/17/23	MYR	2,000	501,678
Sr. Unsec’d. Notes, Series 118	3.882	03/14/25	MYR	1,977	501,460
Sr. Unsec’d. Notes, Series 217	4.059	09/30/24	MYR	335	85,423
Sr. Unsec’d. Notes, Series 311	4.392	04/15/26	MYR	285	74,609
Sr. Unsec’d. Notes, Series 313	3.480	03/15/23	MYR	1,100	273,193
Sr. Unsec’d. Notes, Series 316	3.900	11/30/26	MYR	3,070	784,494
Sr. Unsec’d. Notes, Series 317	4.762	04/07/37	MYR	500	143,447
Sr. Unsec’d. Notes, Series 411	4.232	06/30/31	MYR	1,770	470,559
Sr. Unsec’d. Notes, Series 413	3.844	04/15/33	MYR	140	36,101
Sr. Unsec’d. Notes, Series 417	3.899	11/16/27	MYR	1,370	351,928
Sr. Unsec’d. Notes, Series 513	3.733	06/15/28	MYR	730	185,735
Sr. Unsec’d. Notes, Series 518	4.921	07/06/48	MYR	895	262,653

Malaysia Government Investment Issue, Sr. Unsec’d. Notes, Series 617	4.724	06/15/33	MYR	600	167,838
					4,133,201

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico 5.9%
Mexican Bonos,
Bonds, Series M	8.000%	11/07/47	MXN	16,410	$ 982,041
Bonds, Series M	7.750	05/29/31	MXN	7,800	447,898
Bonds, Series M20	7.500	06/03/27	MXN	34,595	1,928,352
Bonds, Series M20	10.000	12/05/24	MXN	5,300	320,887
Bonds, Series M30	10.000	11/20/36	MXN	9,600	669,632
Sr. Unsec’d. Notes, Series M30	8.500	11/18/38	MXN	3,700	228,786
					4,577,596
Mongolia 0.3%
Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	5.125	12/05/22		230	233,185
Pakistan 0.5%
Third Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes, 144A	5.625	12/05/22		400	413,188
Peru 4.2%
Peru Government Bond,
Bonds	6.950	08/12/31	PEN	190	69,047
Sr. Unsec’d. Notes, 144A	5.350	08/12/40	PEN	1,000	308,330
Sr. Unsec’d. Notes, 144A	5.940	02/12/29	PEN	200	67,912
Sr. Unsec’d. Notes, 144A	6.150	08/12/32	PEN	2,180	746,071
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	871	317,529
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	2,388	865,251
Sr. Unsec’d. Notes	8.200	08/12/26	PEN	1,797	679,069
Unsec’d. Notes	5.700	08/12/24	PEN	500	165,931
					3,219,140
Philippines 0.1%
Philippine Government Bond, Sr. Unsec’d. Notes, Series 1060	3.625	09/09/25	PHP	5,600	105,816
Poland 4.8%
Republic of Poland Government Bond,
Bonds, Series 0725	3.250	07/25/25	PLN	4,640	1,281,391
Bonds, Series 0726	2.500	07/25/26	PLN	6,710	1,783,556
Bonds, Series 0727	2.500	07/25/27	PLN	850	225,727

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Poland (cont’d.)
Republic of Poland Government Bond, (cont’d.)
Bonds, Series 1024	2.250%	10/25/24	PLN	1,000	$ 263,466
Bonds, Series 1029	2.750	10/25/29	PLN	500	136,025
					3,690,165
Romania 1.8%
Romania Government Bond,
Bonds, Series 05YR	4.250	06/28/23	RON	3,770	889,969
Bonds, Series 07YR	3.250	04/29/24	RON	750	170,504
Bonds, Series 10YR	5.850	04/26/23	RON	960	237,381
Bonds, Series 15YR	3.650	09/24/31	RON	590	126,575
					1,424,429
Russia 5.3%
Russian Federal Bond - OFZ,
Bonds, Series 6218	8.500	09/17/31	RUB	14,092	262,020
Bonds, Series 6219	7.750	09/16/26	RUB	41,750	715,342
Bonds, Series 6221	7.700	03/23/33	RUB	27,090	477,306
Bonds, Series 6224	6.900	05/23/29	RUB	15,100	249,578
Bonds, Series 6226	7.950	10/07/26	RUB	55,170	954,099
Bonds, Series 6228	7.650	04/10/30	RUB	28,800	500,175
Bonds, Series 6229	7.150	11/12/25	RUB	25,700	425,838
Bonds, Series 6230	7.700	03/16/39	RUB	27,200	486,447
					4,070,805
South Africa 12.5%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2023	7.750	02/28/23	ZAR	1,500	102,907
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	2,300	143,560
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	30,600	1,872,138
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	2,490	155,065
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	12,850	758,001
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	10,450	635,557
Sr. Unsec’d. Notes, Series 2044	8.750	01/31/44	ZAR	10,485	613,316
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	12,075	703,514
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	44,648	3,358,277
Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	5,080	242,508

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
South Africa (cont’d.)
Republic of South Africa Government Bond, (cont’d.)
Sr. Unsec’d. Notes, Series R213	7.000%	02/28/31	ZAR	7,830	$ 443,363
Sr. Unsec’d. Notes, Series R214	6.500	02/28/41	ZAR	12,800	595,405
					9,623,611
Sri Lanka 0.5%
Sri Lanka Government International Bond, Sr. Unsec’d. Notes	6.250	07/27/21		400	409,064
Thailand 7.0%
Thailand Government Bond,
Sr. Unsec’d. Notes	2.125	12/17/26	THB	27,820	946,658
Sr. Unsec’d. Notes	2.875	12/17/28	THB	24,740	898,762
Sr. Unsec’d. Notes	2.875	06/17/46	THB	3,150	119,410
Sr. Unsec’d. Notes	3.300	06/17/38	THB	6,300	254,659
Sr. Unsec’d. Notes	3.400	06/17/36	THB	28,850	1,163,668
Sr. Unsec’d. Notes	3.625	06/16/23	THB	8,530	296,179
Sr. Unsec’d. Notes	3.650	06/20/31	THB	19,600	774,524
Sr. Unsec’d. Notes	3.775	06/25/32	THB	8,200	331,242
Sr. Unsec’d. Notes	4.875	06/22/29	THB	15,170	638,744
					5,423,846
Turkey 4.3%
Export Credit Bank of Turkey,
Sr. Unsec’d. Notes	4.250	09/18/22		250	252,537
Sr. Unsec’d. Notes	8.250	01/24/24		220	245,644
Turkey Government Bond,
Bonds	8.500	09/14/22	TRY	1,900	307,561
Bonds	8.800	09/27/23	TRY	500	80,399
Bonds	9.000	07/24/24	TRY	2,700	437,125
Bonds	9.200	09/22/21	TRY	1,545	255,234
Bonds	10.500	08/11/27	TRY	2,200	378,958
Bonds	10.600	02/11/26	TRY	2,800	481,946
Bonds	11.000	03/02/22	TRY	1,500	255,558
Bonds	12.200	01/18/23	TRY	2,315	408,597
Bonds	12.400	03/08/28	TRY	1,000	190,215
					3,293,774

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine 1.2%
Ukraine Government International Bond,
Bonds	15.879%(s)	04/01/20	UAH	5,330	$ 209,084
Bonds	16.000	08/11/21	UAH	500	21,419
Bonds	16.750	06/02/21	UAH	1,228	52,622
Bonds	17.000	05/11/22	UAH	500	22,441
Bonds	18.000	03/24/21	UAH	604	25,888
Bonds, 144A	11.670	11/22/23	UAH	2,414	101,785
Sr. Unsec’d. Notes	7.750	09/01/22		325	353,204
Unsec’d. Notes, 144A	15.360	09/29/21	UAH	2,070	88,384
Unsec’d. Notes, 144A	17.250	01/05/22	UAH	1,328	59,062
					933,889
Uruguay 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	9.875	06/20/22	UYU	3,260	86,068
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	44,164
					130,232

Total Sovereign Bonds (cost $63,887,394)					65,143,152
Corporate Bonds 8.2%
Bahrain 0.3%
Oil and Gas Holding Co. BSCC (The), Sr. Unsec’d. Notes	7.625	11/07/24		200	234,318
Belarus 0.3%
Development Bank of the Republic of Belarus JSC, Sr. Unsec’d. Notes, 144A	6.750	05/02/24		200	213,646
Brazil 0.3%
Petrobras Global Finance BV, Gtd. Notes	8.750	05/23/26		165	215,804
Indonesia 0.3%
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450	05/05/24		225	228,298

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Jamaica 0.2%
Digicel Ltd., Gtd. Notes	6.750%	03/01/23		235	$ 151,384
Kazakhstan 0.4%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes	4.750	04/24/25		260	287,119
Mexico 1.8%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450	12/05/22	MXN	14,250	732,016
Petroleos Mexicanos,
Gtd. Notes, 144A	6.490	01/23/27		55	59,738
Gtd. Notes, 144A	7.650	11/24/21	MXN	4,120	215,567
Gtd. Notes, GMTN	6.875	08/04/26		315	355,077
					1,362,398
Oman 0.2%
Lamar Funding Ltd., Gtd. Notes	3.958	05/07/25		200	198,240
Russia 2.8%
Gazprom Capital OOO,
Gtd. Notes, Series BO03	7.150(cc)	02/15/28	RUB	90,000	1,429,035
Gtd. Notes, Series BO05	8.900(cc)	02/03/27	RUB	42,000	710,059
					2,139,094
South Africa 0.2%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		200	202,466
Supranational Bank 1.0%
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	7,500,000	560,923
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	7.450	08/20/21	IDR	2,500,000	187,781
					748,704

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	InterestRate	MaturityDate	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Tunisia 0.4%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes	5.625%	02/17/24	EUR	180	$ 198,216
Sr. Unsec’d. Notes	6.750	10/31/23	EUR	100	114,792
					313,008

Total Corporate Bonds (cost $6,251,377)					6,294,479

Total Long-Term Investments (cost $70,138,771)					71,437,631

	Shares
Short-Term Investment 5.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $4,199,755)(w)	4,199,755	4,199,755

TOTAL INVESTMENTS 98.2% (cost $74,338,526)		75,637,386
Other assets in excess of liabilities(z) 1.8%		1,408,443

Net Assets 100.0%		$ 77,045,829

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DOP—Dominican Peso
EGP—Egyptian Pound
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
UAH—Ukraine Hryvna
USD—US Dollar
UYU—Uruguayan Peso
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BROIS—Brazil Overnight Index Swap
COOIS—Colombia Overnight Interbank Reference Rate
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MTN—Medium Term Note
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
T—Swap payment upon termination
WIBOR—Warsaw Interbank Offered Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward foreign currency exchange contracts outstanding at January 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/20	Barclays Bank PLC	AUD	512	$ 351,883	$ 342,924	$ —	$ (8,959)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/17/20	Barclays Bank PLC	AUD	266	$ 183,932	$ 178,226	$ —	$ (5,706)
Brazilian Real,
Expiring 02/04/20	Barclays Bank PLC	BRL	315	76,990	73,449	—	(3,541)
Expiring 02/04/20	Barclays Bank PLC	BRL	247	59,701	57,753	—	(1,948)
Expiring 02/04/20	Citibank, N.A.	BRL	1,863	441,595	434,824	—	(6,771)
Expiring 02/04/20	Citibank, N.A.	BRL	1,366	339,639	318,970	—	(20,669)
Expiring 02/04/20	Citibank, N.A.	BRL	775	186,503	180,935	—	(5,568)
Expiring 02/04/20	Citibank, N.A.	BRL	692	166,350	161,523	—	(4,827)
Expiring 02/04/20	Citibank, N.A.	BRL	580	139,723	135,320	—	(4,403)
Expiring 02/04/20	Citibank, N.A.	BRL	342	81,601	79,727	—	(1,874)
Expiring 02/04/20	Citibank, N.A.	BRL	309	73,985	72,132	—	(1,853)
Expiring 02/04/20	Citibank, N.A.	BRL	244	58,209	56,913	—	(1,296)
Expiring 02/04/20	Citibank, N.A.	BRL	130	30,947	30,355	—	(592)
Expiring 02/04/20	Citibank, N.A.	BRL	100	24,462	23,344	—	(1,118)
Expiring 02/04/20	Goldman Sachs International	BRL	633	151,300	147,857	—	(3,443)
Expiring 02/04/20	HSBC Bank USA, N.A.	BRL	1,534	361,310	358,013	—	(3,297)
Expiring 02/04/20	HSBC Bank USA, N.A.	BRL	765	184,641	178,603	—	(6,038)
Expiring 02/04/20	JPMorgan Chase Bank, N.A.	BRL	783	187,484	182,837	—	(4,647)
Expiring 02/04/20	JPMorgan Chase Bank, N.A.	BRL	736	182,000	171,923	—	(10,077)
Expiring 02/04/20	Morgan Stanley & Co. International PLC	BRL	10,532	2,497,897	2,458,720	—	(39,177)
Expiring 02/04/20	Morgan Stanley & Co. International PLC	BRL	808	193,339	188,546	—	(4,793)
Expiring 03/03/20	Citibank, N.A.	BRL	18,391	4,389,352	4,286,835	—	(102,517)
Expiring 03/03/20	Citibank, N.A.	BRL	205	48,511	47,844	—	(667)
Expiring 03/03/20	JPMorgan Chase Bank, N.A.	BRL	1,165	271,912	271,469	—	(443)
Expiring 03/03/20	Morgan Stanley & Co. International PLC	BRL	552	129,000	128,567	—	(433)
Canadian Dollar,
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	223	168,300	168,288	—	(12)
Chilean Peso,
Expiring 03/18/20	Barclays Bank PLC	CLP	80,093	101,000	100,016	—	(984)
Expiring 03/18/20	Barclays Bank PLC	CLP	77,477	99,000	96,750	—	(2,250)
Expiring 03/18/20	BNP Paribas S.A.	CLP	115,758	149,000	144,553	—	(4,447)
Expiring 03/18/20	BNP Paribas S.A.	CLP	73,565	95,370	91,864	—	(3,506)
Expiring 03/18/20	Citibank, N.A.	CLP	277,429	346,000	346,439	439	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 03/18/20	Goldman Sachs International	CLP	111,086	$ 143,245	$ 138,719	$ —	$ (4,526)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	80,180	100,000	100,125	125	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	138,815	175,000	173,345	—	(1,655)
Chinese Renminbi,
Expiring 02/14/20	Bank of America, N.A.	CNH	258	36,561	36,876	315	—
Expiring 02/14/20	BNP Paribas S.A.	CNH	4,104	578,439	585,977	7,538	—
Expiring 02/14/20	Citibank, N.A.	CNH	1,928	275,000	275,354	354	—
Expiring 02/14/20	Citibank, N.A.	CNH	1,807	257,550	258,059	509	—
Expiring 02/14/20	Citibank, N.A.	CNH	1,175	166,000	167,765	1,765	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	5,905	841,700	843,222	1,522	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	1,259	179,505	179,742	237	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	466	65,904	66,564	660	—
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	1,517	215,000	216,619	1,619	—
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	1,267	180,065	180,862	797	—
Expiring 02/14/20	Morgan Stanley & Co. International PLC	CNH	335	48,756	47,831	—	(925)
Expiring 02/14/20	UBS AG	CNH	2,504	357,692	357,593	—	(99)
Expiring 02/14/20	UBS AG	CNH	1,759	250,400	251,170	770	—
Expiring 05/14/21	Citibank, N.A.	CNH	4,640	664,965	654,281	—	(10,684)
Colombian Peso,
Expiring 03/18/20	Barclays Bank PLC	COP	415,883	127,000	121,250	—	(5,750)
Expiring 03/18/20	Barclays Bank PLC	COP	368,080	107,000	107,313	313	—
Expiring 03/18/20	Barclays Bank PLC	COP	339,973	103,399	99,119	—	(4,280)
Expiring 03/18/20	Barclays Bank PLC	COP	305,014	91,125	88,926	—	(2,199)
Expiring 03/18/20	Barclays Bank PLC	COP	135,499	41,353	39,505	—	(1,848)
Expiring 03/18/20	BNP Paribas S.A.	COP	738,497	208,145	215,308	7,163	—
Expiring 03/18/20	BNP Paribas S.A.	COP	412,928	117,000	120,389	3,389	—
Expiring 03/18/20	BNP Paribas S.A.	COP	264,708	76,000	77,175	1,175	—
Expiring 03/18/20	BNP Paribas S.A.	COP	199,539	61,152	58,175	—	(2,977)
Expiring 03/18/20	Citibank, N.A.	COP	386,514	117,000	112,688	—	(4,312)
Expiring 03/18/20	Citibank, N.A.	COP	172,267	52,004	50,224	—	(1,780)
Expiring 03/18/20	Goldman Sachs International	COP	981,440	291,800	286,137	—	(5,663)
Expiring 03/18/20	HSBC Bank USA, N.A.	COP	258,018	78,848	75,225	—	(3,623)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	COP	149,471	43,571	43,578	7	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 03/18/20	Morgan Stanley & Co. International PLC	COP	367,274	$ 106,000	$ 107,078	$ 1,078	$ —
Expiring 03/18/20	Morgan Stanley & Co. International PLC	COP	186,298	55,101	54,315	—	(786)
Expiring 03/18/20	UBS AG	COP	625,967	186,760	182,500	—	(4,260)
Czech Koruna,
Expiring 04/15/20	Barclays Bank PLC	CZK	53,391	2,351,067	2,347,777	—	(3,290)
Expiring 04/15/20	BNP Paribas S.A.	CZK	716	31,619	31,464	—	(155)
Expiring 04/15/20	Citibank, N.A.	CZK	1,064	46,876	46,783	—	(93)
Expiring 04/15/20	HSBC Bank USA, N.A.	CZK	6,635	292,002	291,769	—	(233)
Expiring 04/15/20	HSBC Bank USA, N.A.	CZK	6,624	292,000	291,288	—	(712)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CZK	2,395	106,000	105,308	—	(692)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CZK	1,490	65,730	65,529	—	(201)
Egyptian Pound,
Expiring 03/18/20	Citibank, N.A.	EGP	3,589	216,496	223,753	7,257	—
Expiring 03/18/20	Citibank, N.A.	EGP	422	26,349	26,320	—	(29)
Expiring 04/16/20	Citibank, N.A.	EGP	3,893	241,827	240,754	—	(1,073)
Expiring 04/16/20	Citibank, N.A.	EGP	436	27,067	26,984	—	(83)
Expiring 06/17/20	Citibank, N.A.	EGP	628	38,396	38,211	—	(185)
Euro,
Expiring 04/15/20	Citibank, N.A.	EUR	1,674	1,872,548	1,865,278	—	(7,270)
Expiring 04/15/20	Citibank, N.A.	EUR	167	187,488	186,238	—	(1,250)
Expiring 04/15/20	Citibank, N.A.	EUR	30	33,640	33,671	31	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	EUR	50	55,615	55,557	—	(58)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	EUR	41	44,825	45,137	312	—
Hungarian Forint,
Expiring 04/15/20	Citibank, N.A.	HUF	9,776	32,339	32,231	—	(108)
Expiring 04/15/20	Goldman Sachs International	HUF	43,147	142,000	142,257	257	—
Expiring 04/15/20	HSBC Bank USA, N.A.	HUF	22,287	74,942	73,481	—	(1,461)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	HUF	15,451	51,908	50,943	—	(965)
Indian Rupee,
Expiring 03/18/20	Barclays Bank PLC	INR	14,872	208,000	206,511	—	(1,489)
Expiring 03/18/20	Citibank, N.A.	INR	4,654	64,878	64,624	—	(254)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	8,450	117,837	117,335	—	(502)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	24,717	339,558	343,219	3,661	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	15,615	$ 218,000	$ 216,830	$ —	$ (1,170)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	12,959	180,148	179,944	—	(204)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	24,516	343,000	340,421	—	(2,579)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	24,285	341,000	337,216	—	(3,784)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	21,004	294,179	291,653	—	(2,526)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	19,458	272,529	270,193	—	(2,336)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	13,054	181,108	181,258	150	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	12,807	178,846	177,836	—	(1,010)
Indonesian Rupiah,
Expiring 03/18/20	Barclays Bank PLC	IDR	3,936,898	280,000	283,667	3,667	—
Expiring 03/18/20	Barclays Bank PLC	IDR	1,276,007	93,184	91,941	—	(1,243)
Expiring 03/18/20	Citibank, N.A.	IDR	3,367,986	246,000	242,675	—	(3,325)
Expiring 03/18/20	Citibank, N.A.	IDR	1,026,095	74,634	73,934	—	(700)
Expiring 03/18/20	Citibank, N.A.	IDR	758,270	54,895	54,636	—	(259)
Expiring 03/18/20	Citibank, N.A.	IDR	546,942	39,828	39,409	—	(419)
Expiring 03/18/20	Goldman Sachs International	IDR	1,333,511	95,902	96,084	182	—
Expiring 03/18/20	HSBC Bank USA, N.A.	IDR	2,516,799	183,000	181,344	—	(1,656)
Expiring 03/18/20	HSBC Bank USA, N.A.	IDR	1,422,290	99,621	102,481	2,860	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	4,201,380	306,000	302,724	—	(3,276)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	3,451,786	251,112	248,713	—	(2,399)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	IDR	801,826	58,750	57,774	—	(976)
Israeli Shekel,
Expiring 03/18/20	BNP Paribas S.A.	ILS	2,245	651,543	651,930	387	—
Expiring 03/18/20	Citibank, N.A.	ILS	917	266,000	266,184	184	—
Japanese Yen,
Expiring 04/15/20	Barclays Bank PLC	JPY	20,384	186,503	188,908	2,405	—
Expiring 04/15/20	HSBC Bank USA, N.A.	JPY	53,248	487,114	493,479	6,365	—
Malaysian Ringgit,
Expiring 03/18/20	Barclays Bank PLC	MYR	363	89,423	88,267	—	(1,156)
Expiring 03/18/20	Barclays Bank PLC	MYR	219	53,883	53,348	—	(535)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Malaysian Ringgit (cont’d.),
Expiring 03/18/20	Barclays Bank PLC	MYR	166	$ 40,527	$ 40,302	$ —	$ (225)
Expiring 03/18/20	Barclays Bank PLC	MYR	142	34,850	34,488	—	(362)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	MYR	188	46,238	45,691	—	(547)
Mexican Peso,
Expiring 03/18/20	Barclays Bank PLC	MXN	3,449	176,991	181,245	4,254	—
Expiring 03/18/20	BNP Paribas S.A.	MXN	1,718	90,435	90,268	—	(167)
Expiring 03/18/20	BNP Paribas S.A.	MXN	854	45,283	44,902	—	(381)
Expiring 03/18/20	Citibank, N.A.	MXN	2,144	113,803	112,648	—	(1,155)
Expiring 03/18/20	Citibank, N.A.	MXN	1,648	83,260	86,609	3,349	—
Expiring 03/18/20	Citibank, N.A.	MXN	1,110	58,505	58,335	—	(170)
Expiring 03/18/20	Goldman Sachs International	MXN	4,032	211,428	211,872	444	—
Expiring 03/18/20	HSBC Bank USA, N.A.	MXN	4,224	216,807	221,985	5,178	—
Expiring 03/18/20	HSBC Bank USA, N.A.	MXN	3,573	186,000	187,743	1,743	—
Expiring 03/18/20	HSBC Bank USA, N.A.	MXN	3,352	174,705	176,136	1,431	—
Expiring 03/18/20	HSBC Bank USA, N.A.	MXN	2,284	120,171	120,020	—	(151)
Expiring 03/18/20	HSBC Bank USA, N.A.	MXN	1,136	59,979	59,715	—	(264)
Expiring 03/18/20	HSBC Bank USA, N.A.	MXN	1,134	59,750	59,572	—	(178)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	MXN	3,457	181,283	181,665	382	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	MXN	8,482	446,000	445,743	—	(257)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	MXN	1,244	65,881	65,366	—	(515)
Expiring 03/18/20	The Toronto-Dominion Bank	MXN	44,435	2,241,560	2,335,077	93,517	—
Expiring 03/18/20	The Toronto-Dominion Bank	MXN	467	23,987	24,553	566	—
New Taiwanese Dollar,
Expiring 03/18/20	BNP Paribas S.A.	TWD	11,023	364,000	363,709	—	(291)
Expiring 03/18/20	Credit Suisse International	TWD	19,797	654,000	653,218	—	(782)
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	16,707	552,000	551,285	—	(715)
Expiring 03/18/20	The Toronto-Dominion Bank	TWD	10,979	363,000	362,272	—	(728)
Expiring 03/18/20	UBS AG	TWD	581	19,189	19,163	—	(26)
Peruvian Nuevo Sol,
Expiring 03/18/20	BNP Paribas S.A.	PEN	482	144,000	142,106	—	(1,894)
Expiring 03/18/20	Citibank, N.A.	PEN	592	174,000	174,383	383	—
Expiring 03/18/20	Citibank, N.A.	PEN	497	148,000	146,502	—	(1,498)
Expiring 03/18/20	Citibank, N.A.	PEN	465	139,000	137,212	—	(1,788)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 03/18/20	Citibank, N.A.	PEN	282	$ 84,788	$ 83,178	$ —	$ (1,610)
Expiring 03/18/20	Citibank, N.A.	PEN	143	43,090	42,294	—	(796)
Expiring 03/18/20	Goldman Sachs International	PEN	768	228,000	226,271	—	(1,729)
Expiring 03/18/20	Goldman Sachs International	PEN	613	180,000	180,603	603	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PEN	469	138,810	138,269	—	(541)
Philippine Peso,
Expiring 03/18/20	Barclays Bank PLC	PHP	7,025	138,000	137,378	—	(622)
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	14,833	291,000	290,077	—	(923)
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	14,233	278,000	278,332	332	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	13,434	265,000	262,708	—	(2,292)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	7,882	155,000	154,137	—	(863)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	7,633	150,000	149,265	—	(735)
Polish Zloty,
Expiring 04/15/20	Barclays Bank PLC	PLN	14,598	3,828,881	3,769,188	—	(59,693)
Expiring 04/15/20	BNP Paribas S.A.	PLN	239	63,059	61,776	—	(1,283)
Expiring 04/15/20	BNP Paribas S.A.	PLN	140	36,848	36,238	—	(610)
Expiring 04/15/20	Citibank, N.A.	PLN	330	86,115	85,089	—	(1,026)
Expiring 04/15/20	HSBC Bank USA, N.A.	PLN	220	58,070	56,804	—	(1,266)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	PLN	241	62,154	62,221	67	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	PLN	188	48,424	48,550	126	—
Romanian Leu,
Expiring 04/15/20	HSBC Bank USA, N.A.	RON	251	57,794	58,072	278	—
Expiring 04/15/20	UBS AG	RON	832	193,156	192,718	—	(438)
Russian Ruble,
Expiring 03/18/20	Barclays Bank PLC	RUB	8,577	136,000	133,472	—	(2,528)
Expiring 03/18/20	Barclays Bank PLC	RUB	5,704	92,320	88,754	—	(3,566)
Expiring 03/18/20	Barclays Bank PLC	RUB	5,361	86,597	83,417	—	(3,180)
Expiring 03/18/20	Citibank, N.A.	RUB	7,428	114,096	115,592	1,496	—
Expiring 03/18/20	Citibank, N.A.	RUB	4,618	74,452	71,860	—	(2,592)
Expiring 03/18/20	Citibank, N.A.	RUB	4,203	67,909	65,397	—	(2,512)
Expiring 03/18/20	Citibank, N.A.	RUB	3,699	60,106	57,566	—	(2,540)
Expiring 03/18/20	Citibank, N.A.	RUB	2,980	47,873	46,370	—	(1,503)
Expiring 03/18/20	Citibank, N.A.	RUB	1,944	31,158	30,257	—	(901)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 03/18/20	Goldman Sachs International	RUB	45,329	$ 698,342	$ 705,371	$ 7,029	$ —
Expiring 03/18/20	Goldman Sachs International	RUB	41,842	644,713	651,112	6,399	—
Expiring 03/18/20	HSBC Bank USA, N.A.	RUB	10,493	163,200	163,291	91	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	23,753	375,000	369,619	—	(5,381)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	15,825	250,000	246,257	—	(3,743)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	14,603	224,700	227,245	2,545	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	11,324	179,505	176,217	—	(3,288)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	46,527	718,114	724,012	5,898	—
Singapore Dollar,
Expiring 03/18/20	Bank of America, N.A.	SGD	467	347,124	342,480	—	(4,644)
Expiring 03/18/20	Barclays Bank PLC	SGD	486	359,010	356,180	—	(2,830)
Expiring 03/18/20	Barclays Bank PLC	SGD	246	182,882	180,661	—	(2,221)
Expiring 03/18/20	BNP Paribas S.A.	SGD	372	276,000	272,745	—	(3,255)
Expiring 03/18/20	Citibank, N.A.	SGD	80	58,987	58,311	—	(676)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	3,298	2,419,571	2,416,860	—	(2,711)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	356	262,434	260,608	—	(1,826)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	131	96,573	95,900	—	(673)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	SGD	110	81,429	80,386	—	(1,043)
Expiring 03/18/20	The Toronto-Dominion Bank	SGD	686	509,000	503,097	—	(5,903)
Expiring 03/18/20	UBS AG	SGD	400	296,000	293,491	—	(2,509)
South African Rand,
Expiring 03/18/20	BNP Paribas S.A.	ZAR	820	56,488	54,273	—	(2,215)
Expiring 03/18/20	HSBC Bank USA, N.A.	ZAR	1,132	79,009	74,923	—	(4,086)
Expiring 03/18/20	HSBC Bank USA, N.A.	ZAR	908	62,614	60,133	—	(2,481)
Expiring 03/18/20	HSBC Bank USA, N.A.	ZAR	650	44,766	43,007	—	(1,759)
Expiring 03/18/20	HSBC Bank USA, N.A.	ZAR	626	43,617	41,459	—	(2,158)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	ZAR	2,746	188,252	181,774	—	(6,478)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	ZAR	1,624	113,000	107,530	—	(5,470)
South Korean Won,
Expiring 03/18/20	Bank of America, N.A.	KRW	446,084	384,361	373,203	—	(11,158)
Expiring 03/18/20	Barclays Bank PLC	KRW	416,711	357,692	348,630	—	(9,062)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	658,855	$ 561,158	$ 551,213	$ —	$ (9,945)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	418,177	355,774	349,856	—	(5,918)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	210,594	180,705	176,187	—	(4,518)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	KRW	210,176	181,108	175,838	—	(5,270)
Thai Baht,
Expiring 03/18/20	BNP Paribas S.A.	THB	4,203	134,478	134,990	512	—
Expiring 03/18/20	BNP Paribas S.A.	THB	1,579	52,235	50,702	—	(1,533)
Expiring 03/18/20	BNP Paribas S.A.	THB	846	27,845	27,182	—	(663)
Expiring 03/18/20	Citibank, N.A.	THB	3,659	121,127	117,513	—	(3,614)
Expiring 03/18/20	Citibank, N.A.	THB	2,231	73,401	71,634	—	(1,767)
Expiring 03/18/20	Citibank, N.A.	THB	1,863	60,770	59,816	—	(954)
Expiring 03/18/20	Credit Suisse International	THB	10,465	343,000	336,067	—	(6,933)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	50,160	1,661,761	1,610,883	—	(50,878)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	11,742	383,905	377,105	—	(6,800)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	9,573	315,000	307,430	—	(7,570)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	2,018	66,670	64,797	—	(1,873)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	10,211	332,000	327,923	—	(4,077)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	6,378	206,601	204,820	—	(1,781)
Turkish Lira,
Expiring 03/18/20	Bank of America, N.A.	TRY	275	45,819	45,535	—	(284)
Expiring 03/18/20	Barclays Bank PLC	TRY	2,020	332,892	334,002	1,110	—
Expiring 03/18/20	Barclays Bank PLC	TRY	695	115,489	114,980	—	(509)
Expiring 03/18/20	Barclays Bank PLC	TRY	651	107,700	107,606	—	(94)
Expiring 03/18/20	Barclays Bank PLC	TRY	392	65,216	64,868	—	(348)
Expiring 03/18/20	Citibank, N.A.	TRY	178	29,735	29,440	—	(295)
Expiring 03/18/20	HSBC Bank USA, N.A.	TRY	6,519	1,071,511	1,077,811	6,300	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TRY	439	73,621	72,526	—	(1,095)
Expiring 03/18/20	HSBC Bank USA, N.A.	TRY	268	44,568	44,253	—	(315)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	TRY	240	40,845	39,657	—	(1,188)
Expiring 03/18/20	UBS AG	TRY	349	58,520	57,632	—	(888)
Ukraine Hryvna,
Expiring 02/25/20	Citibank, N.A.	UAH	961	39,339	38,198	—	(1,141)
				$61,543,693	$61,072,676	201,526	(672,543)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/20	Barclays Bank PLC	AUD	263	$ 181,672	$ 176,438	$ 5,234	$ —
Expiring 04/17/20	Barclays Bank PLC	AUD	252	173,101	169,110	3,991	—
Expiring 04/17/20	Citibank, N.A.	AUD	259	179,401	173,809	5,592	—
Brazilian Real,
Expiring 02/04/20	Barclays Bank PLC	BRL	751	175,616	175,280	336	—
Expiring 02/04/20	Barclays Bank PLC	BRL	432	102,000	100,746	1,254	—
Expiring 02/04/20	Citibank, N.A.	BRL	18,391	4,394,387	4,293,151	101,236	—
Expiring 02/04/20	Citibank, N.A.	BRL	1,863	445,067	434,824	10,243	—
Expiring 02/04/20	JPMorgan Chase Bank, N.A.	BRL	519	129,164	121,078	8,086	—
Expiring 02/04/20	JPMorgan Chase Bank, N.A.	BRL	431	101,000	100,677	323	—
Expiring 02/04/20	Morgan Stanley & Co. International PLC	BRL	368	91,461	85,989	5,472	—
Expiring 03/03/20	Citibank, N.A.	BRL	1,863	441,089	434,185	6,904	—
Canadian Dollar,
Expiring 04/17/20	Barclays Bank PLC	CAD	222	169,898	167,396	2,502	—
Chilean Peso,
Expiring 03/18/20	Barclays Bank PLC	CLP	186,350	234,697	232,704	1,993	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	133,895	180,148	167,201	12,947	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	74,632	96,762	93,197	3,565	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	59,678	76,781	74,523	2,258	—
Expiring 03/18/20	Citibank, N.A.	CLP	128,076	166,350	159,935	6,415	—
Expiring 03/18/20	Citibank, N.A.	CLP	109,171	141,609	136,327	5,282	—
Expiring 03/18/20	Citibank, N.A.	CLP	95,308	122,740	119,015	3,725	—
Expiring 03/18/20	Citibank, N.A.	CLP	70,574	91,490	88,129	3,361	—
Expiring 03/18/20	Citibank, N.A.	CLP	51,841	64,438	64,736	—	(298)
Expiring 03/18/20	Goldman Sachs International	CLP	137,346	174,000	171,510	2,490	—
Expiring 03/18/20	HSBC Bank USA, N.A.	CLP	125,587	163,200	156,827	6,373	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	486,558	613,586	607,589	5,997	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	134,801	179,505	168,333	11,172	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	107,649	139,000	134,426	4,574	—
Expiring 03/18/20	The Toronto-Dominion Bank	CLP	411,151	517,561	513,424	4,137	—
Chinese Renminbi,
Expiring 02/14/20	BNP Paribas S.A.	CNH	1,906	273,000	272,116	884	—
Expiring 02/14/20	Citibank, N.A.	CNH	2,224	320,000	317,598	2,402	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/14/20	Goldman Sachs International	CNH	4,002	$ 567,000	$ 571,415	$ —	$ (4,415)
Expiring 02/14/20	Goldman Sachs International	CNH	2,156	306,000	307,816	—	(1,816)
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	3,199	457,000	456,822	178	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	1,502	218,122	214,463	3,659	—
Expiring 02/14/20	Morgan Stanley & Co. International PLC	CNH	2,648	375,000	378,049	—	(3,049)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	4,640	666,044	654,197	11,847	—
Colombian Peso,
Expiring 03/18/20	Citibank, N.A.	COP	583,952	164,632	170,250	—	(5,618)
Expiring 03/18/20	Citibank, N.A.	COP	581,868	173,047	169,643	3,404	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	COP	158,060	45,624	46,082	—	(458)
Expiring 03/18/20	UBS AG	COP	235,330	69,000	68,610	390	—
Czech Koruna,
Expiring 04/15/20	Bank of America, N.A.	CZK	8,293	363,940	364,659	—	(719)
Expiring 04/15/20	Citibank, N.A.	CZK	2,750	120,000	120,948	—	(948)
Expiring 04/15/20	Citibank, N.A.	CZK	1,773	78,475	77,981	494	—
Euro,
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	346	383,905	385,795	—	(1,890)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	168	187,484	187,357	127	—
Hungarian Forint,
Expiring 04/15/20	BNP Paribas S.A.	HUF	54,191	177,441	178,668	—	(1,227)
Indian Rupee,
Expiring 03/18/20	Barclays Bank PLC	INR	22,018	305,000	305,734	—	(734)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	20,766	287,000	288,349	—	(1,349)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	16,204	224,500	225,005	—	(505)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	16,301	224,700	226,349	—	(1,649)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	19,314	269,000	268,191	809	—
Indonesian Rupiah,
Expiring 03/18/20	Citibank, N.A.	IDR	1,496,775	105,000	107,848	—	(2,848)
Expiring 03/18/20	Citibank, N.A.	IDR	694,208	50,554	50,020	534	—
Expiring 03/18/20	Goldman Sachs International	IDR	16,026,960	1,123,359	1,154,797	—	(31,438)
Expiring 03/18/20	HSBC Bank USA, N.A.	IDR	1,889,588	134,000	136,151	—	(2,151)
Expiring 03/18/20	HSBC Bank USA, N.A.	IDR	1,587,488	112,000	114,384	—	(2,384)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	5,304,887	$ 382,665	$ 382,235	$ 430	$ —
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	2,020,365	144,000	145,574	—	(1,574)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	IDR	1,436,670	102,000	103,517	—	(1,517)
Expiring 03/18/20	UBS AG	IDR	1,770,625	125,000	127,580	—	(2,580)
Israeli Shekel,
Expiring 03/18/20	Bank of America, N.A.	ILS	738	212,000	214,342	—	(2,342)
Expiring 03/18/20	Barclays Bank PLC	ILS	865	250,000	251,324	—	(1,324)
Expiring 03/18/20	Barclays Bank PLC	ILS	618	179,050	179,442	—	(392)
Expiring 03/18/20	Citibank, N.A.	ILS	907	263,000	263,444	—	(444)
Expiring 03/18/20	Citibank, N.A.	ILS	623	180,700	180,985	—	(285)
Japanese Yen,
Expiring 04/15/20	Citibank, N.A.	JPY	18,405	170,300	170,571	—	(271)
Malaysian Ringgit,
Expiring 03/18/20	Barclays Bank PLC	MYR	180	43,038	43,745	—	(707)
Expiring 03/18/20	Goldman Sachs International	MYR	600	147,715	146,046	1,669	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	MYR	295	72,202	71,658	544	—
Mexican Peso,
Expiring 03/18/20	Citibank, N.A.	MXN	6,495	327,000	341,320	—	(14,320)
Expiring 03/18/20	Citibank, N.A.	MXN	3,539	186,503	185,962	541	—
Expiring 03/18/20	HSBC Bank USA, N.A.	MXN	3,506	184,641	184,220	421	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	MXN	4,892	256,957	257,074	—	(117)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	MXN	3,003	157,211	157,813	—	(602)
New Taiwanese Dollar,
Expiring 03/18/20	Barclays Bank PLC	TWD	16,420	550,000	541,811	8,189	—
Expiring 03/18/20	Barclays Bank PLC	TWD	12,327	414,000	406,743	7,257	—
Expiring 03/18/20	Barclays Bank PLC	TWD	829	27,752	27,358	394	—
Expiring 03/18/20	Citibank, N.A.	TWD	1,446	48,549	47,705	844	—
Expiring 03/18/20	Credit Suisse International	TWD	14,668	490,000	483,998	6,002	—
Expiring 03/18/20	Credit Suisse International	TWD	12,109	407,000	399,564	7,436	—
Expiring 03/18/20	Goldman Sachs International	TWD	9,340	312,000	308,199	3,801	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	21,143	712,000	697,640	14,360	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	12,885	430,000	425,173	4,827	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	11,947	$ 401,000	$ 394,205	$ 6,795	$ —
Expiring 03/18/20	UBS AG	TWD	8,407	281,000	277,416	3,584	—
New Zealand Dollar,
Expiring 04/17/20	Bank of America, N.A.	NZD	1,008	665,758	652,256	13,502	—
Peruvian Nuevo Sol,
Expiring 03/18/20	BNP Paribas S.A.	PEN	536	160,000	158,103	1,897	—
Expiring 03/18/20	Citibank, N.A.	PEN	854	256,000	251,681	4,319	—
Expiring 03/18/20	Citibank, N.A.	PEN	645	189,150	190,253	—	(1,103)
Expiring 03/18/20	Citibank, N.A.	PEN	620	183,000	182,907	93	—
Expiring 03/18/20	Citibank, N.A.	PEN	499	149,186	147,043	2,143	—
Expiring 03/18/20	Goldman Sachs International	PEN	2,512	741,548	740,624	924	—
Expiring 03/18/20	Goldman Sachs International	PEN	633	190,000	186,632	3,368	—
Expiring 03/18/20	Goldman Sachs International	PEN	623	187,310	183,791	3,519	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PEN	234	70,114	68,993	1,121	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	PEN	141	42,510	41,652	858	—
Expiring 03/18/20	UBS AG	PEN	679	204,000	200,228	3,772	—
Philippine Peso,
Expiring 03/18/20	Barclays Bank PLC	PHP	3,243	63,615	63,423	192	—
Expiring 03/18/20	Goldman Sachs International	PHP	3,404	66,989	66,576	413	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	14,210	278,552	277,895	657	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	14,055	275,000	274,862	138	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	12,916	253,000	252,586	414	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	11,165	219,000	218,333	667	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	11,886	234,000	232,441	1,559	—
Polish Zloty,
Expiring 04/15/20	Bank of America, N.A.	PLN	723	190,397	186,673	3,724	—
Expiring 04/15/20	Bank of America, N.A.	PLN	527	135,666	136,020	—	(354)
Expiring 04/15/20	Citibank, N.A.	PLN	878	228,724	226,648	2,076	—
Expiring 04/15/20	HSBC Bank USA, N.A.	PLN	287	75,000	74,007	993	—
Russian Ruble,
Expiring 03/18/20	Barclays Bank PLC	RUB	10,667	169,000	165,987	3,013	—
Expiring 03/18/20	Citibank, N.A.	RUB	7,454	116,000	115,996	4	—
Expiring 03/18/20	Citibank, N.A.	RUB	2,499	40,000	38,881	1,119	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	21,593	350,000	336,018	13,982	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	16,343	$ 264,339	$ 254,314	$ 10,025	$ —
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	3,038	47,291	47,281	10	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	11,503	186,165	179,003	7,162	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	7,770	124,238	120,910	3,328	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	4,066	65,263	63,270	1,993	—
Singapore Dollar,
Expiring 03/18/20	BNP Paribas S.A.	SGD	668	492,632	489,896	2,736	—
Expiring 03/18/20	BNP Paribas S.A.	SGD	480	354,406	351,462	2,944	—
South African Rand,
Expiring 03/18/20	Bank of America, N.A.	ZAR	1,597	107,000	105,712	1,288	—
Expiring 03/18/20	Barclays Bank PLC	ZAR	43,723	2,942,228	2,894,789	47,439	—
Expiring 03/18/20	Citibank, N.A.	ZAR	986	68,067	65,274	2,793	—
Expiring 03/18/20	HSBC Bank USA, N.A.	ZAR	3,716	250,703	246,043	4,660	—
Expiring 03/18/20	HSBC Bank USA, N.A.	ZAR	765	52,497	50,670	1,827	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	ZAR	3,766	249,992	249,308	684	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	ZAR	3,039	212,475	201,190	11,285	—
Expiring 03/18/20	UBS AG	ZAR	1,624	113,000	107,524	5,476	—
South Korean Won,
Expiring 03/18/20	Barclays Bank PLC	KRW	246,210	208,000	205,984	2,016	—
Expiring 03/18/20	Goldman Sachs International	KRW	582,163	488,651	487,051	1,600	—
Expiring 03/18/20	Goldman Sachs International	KRW	429,915	372,000	359,676	12,324	—
Expiring 03/18/20	Goldman Sachs International	KRW	233,412	198,000	195,278	2,722	—
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	306,375	258,000	256,320	1,680	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	KRW	411,273	344,000	344,080	—	(80)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	KRW	373,048	322,650	312,100	10,550	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	KRW	314,329	264,000	262,975	1,025	—
Thai Baht,
Expiring 03/18/20	Barclays Bank PLC	THB	7,252	240,000	232,883	7,117	—
Expiring 03/18/20	Citibank, N.A.	THB	15,950	529,000	512,226	16,774	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/18/20	Credit Suisse International	THB	13,585	$ 447,610	$ 436,270	$ 11,340	$ —
Expiring 03/18/20	Deutsche Bank AG	THB	3,043	102,288	97,727	4,561	—
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	15,759	523,000	506,082	16,918	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	10,284	339,000	330,254	8,746	—
Turkish Lira,
Expiring 03/18/20	Barclays Bank PLC	TRY	1,808	301,000	298,966	2,034	—
Expiring 03/18/20	Barclays Bank PLC	TRY	1,754	289,000	290,003	—	(1,003)
Expiring 03/18/20	Barclays Bank PLC	TRY	702	116,000	116,028	—	(28)
Expiring 03/18/20	Barclays Bank PLC	TRY	558	92,300	92,257	43	—
Expiring 03/18/20	Barclays Bank PLC	TRY	375	62,991	61,969	1,022	—
Expiring 03/18/20	Citibank, N.A.	TRY	3,568	593,894	589,870	4,024	—
Expiring 03/18/20	Citibank, N.A.	TRY	1,190	200,513	196,754	3,759	—
Expiring 03/18/20	Citibank, N.A.	TRY	1,089	183,387	180,089	3,298	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TRY	693	116,000	114,608	1,392	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	TRY	1,676	277,109	277,169	—	(60)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	TRY	292	48,027	48,265	—	(238)
				$42,964,068	$42,458,559	598,346	(92,837)
						$799,872	$(765,380)
Cross currency exchange contracts outstanding at January 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/15/20	Buy	HUF	66,870	EUR	199	$—	$(1,179)	Barclays Bank PLC
04/15/20	Buy	HUF	79,514	EUR	236	—	(304)	Barclays Bank PLC
						$—	$(1,483)
Interest rate swap agreements outstanding at January 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	6,947	01/02/23	5.690%(T)	1 Day BROIS(2)(T)	$ —	$ 15,286	$15,286

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	2,837	01/02/25	5.840%(T)	1 Day BROIS(2)(T)	$ —	$ (5,296)	$ (5,296)
BRL	1,042	01/02/25	5.900%(T)	1 Day BROIS(1)(T)	1,039	1,184	145
BRL	3,207	01/02/25	6.140%(T)	1 Day BROIS(2)(T)	—	2,992	2,992
BRL	1,540	01/02/25	6.245%(T)	1 Day BROIS(1)(T)	(650)	(4,489)	(3,839)
BRL	2,985	01/04/27	6.450%(T)	1 Day BROIS(2)(T)	6,816	4,176	(2,640)
BRL	1,294	01/04/27	7.330%(T)	1 Day BROIS(2)(T)	—	25,413	25,413
CNH	5,000	03/11/24	2.880%(Q)	7 Day China Fixing Repo Rates(2)(Q)	32	8,659	8,627
CNH	4,510	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	5	9,493	9,488
CNH	2,320	04/10/24	3.100%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	6,877	6,877
CNH	1,645	04/22/24	3.170%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	5,508	5,508
CNH	1,645	04/23/24	3.230%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	6,074	6,074
CNH	4,900	05/15/24	3.005%(Q)	7 Day China Fixing Repo Rates(2)(Q)	4	12,405	12,401
CNH	6,130	06/05/24	2.925%(Q)	7 Day China Fixing Repo Rates(2)(Q)	7	12,462	12,455
CNH	12,235	06/19/24	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	20,931	20,931
CNH	8,300	08/06/24	2.745%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(10)	7,770	7,780
COP	950,000	12/12/23	5.530%(Q)	1 Day COOIS(2)(Q)	—	10,386	10,386
COP	12,700,000	12/19/24	4.900%(Q)	1 Day COOIS(1)(Q)	(15,760)	(44,040)	(28,280)
COP	500,000	12/02/29	5.840%(Q)	1 Day COOIS(1)(Q)	—	(7,707)	(7,707)
CZK	10,085	01/29/30	1.520%(A)	6 Month PRIBOR(2)(S)	—	1,416	1,416
CZK	3,790	02/03/30	1.515%(A)	6 Month PRIBOR(2)(S)	—	481	481
KRW	1,800,000	06/26/24	1.385%(Q)	3 Month KWCDC(2)(Q)	12,695	6,060	(6,635)
KRW	800,000	12/20/24	1.363%(Q)	3 Month KWCDC(2)(Q)	8	2,304	2,296
KRW	2,500,000	01/20/25	1.425%(Q)	3 Month KWCDC(2)(Q)	11	14,121	14,110
MXN	20,156	03/20/24	7.702%(M)	28 Day Mexican Interbank Rate(2)(M)	4,663	49,621	44,958
MXN	26,972	10/30/24	6.412%(M)	28 Day Mexican Interbank Rate(2)(M)	(8,127)	(1,819)	6,308

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	10,145	05/16/29	7.980%(M)	28 Day Mexican Interbank Rate(2)(M)	$ —	$ 53,831	$ 53,831
MXN	14,500	05/22/29	8.075%(M)	28 Day Mexican Interbank Rate(2)(M)	3,493	82,240	78,747
MXN	4,060	12/24/29	6.780%(M)	28 Day Mexican Interbank Rate(2)(M)	5	2,351	2,346
MXN	7,855	01/04/40	6.970%(M)	28 Day Mexican Interbank Rate(2)(M)	6	4,121	4,115
PLN	3,430	09/21/22	2.312%(A)	6 Month WIBOR(2)(S)	—	13,537	13,537
PLN	2,700	07/24/24	1.798%(A)	6 Month WIBOR(2)(S)	—	6,325	6,325
PLN	5,702	01/27/25	1.925%(A)	6 Month WIBOR(2)(S)	2,516	8,638	6,122
ZAR	13,345	08/07/24	7.080%(Q)	3 Month JIBAR(1)(Q)	29	(18,009)	(18,038)
ZAR	19,070	08/07/24	7.090%(Q)	3 Month JIBAR(1)(Q)	277	(26,262)	(26,539)
ZAR	37,545	10/17/24	6.890%(Q)	3 Month JIBAR(1)(Q)	(87)	(28,758)	(28,671)
ZAR	14,600	10/09/26	7.190%(Q)	3 Month JIBAR(1)(Q)	22	(12,610)	(12,632)
					$ 6,994	$245,672	$238,678

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
MYR	3,700	01/17/25	3.235%(Q)	3 Month KLIBOR(1)(Q)	$(5,909)	$(12)	$(5,897)	Morgan Stanley & Co. International PLC

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).